Recast Segment Information - Reconciliation of Comprehensive Income to Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Comprehensive income (loss)	$ 43.3	$ 61.4	$ 108.3	$ 36.1	$ 249.1	$ (81.9)
Net loss attributable to noncontrolling interest	0.0	0.0	0.0	0.0	0.0	0.2
Net income (loss) before noncontrolling interest	43.3	61.4	108.3	36.1	249.1	(82.1)
Income (loss) from discontinued operations, net of tax	0.0	0.0	0.0	0.0	0.0	95.4
Income (loss) from continuing operations, net of tax	43.3	61.4	108.3	36.1	249.1	13.3
Depreciation and amortization	25.3	25.9	26.0	26.0	103.2	92.9
Interest expense	21.6	21.7	22.0	19.4	84.7	80.0
Income tax provision (benefit)	10.4	26.3	41.6	16.2	94.5	(5.3)
EBITDA	100.6	135.3	197.9	97.7	531.5	180.9
Stock-based compensation expense	7.4	7.8	7.1	5.5	27.8	23.7
Other charges	0.0	0.0	0.2	0.0	0.2	0.8
Pre-opening expense and other expense	2.0	1.7	1.5	0.6	5.8	11.2
Interest, depreciation and amortization expense related to equity investments	10.7	10.7	10.5	9.6	41.5	38.5
Changes in fair value of Rivers Des Plaines' interest rate swaps	(4.9)	(2.0)	(1.8)	(4.2)	(12.9)	12.9
Rivers Des Plaines' legal reserves and transaction costs	1.3	0.6	6.7	1.3	9.9	0.0
Transaction expense, net	5.8	2.0	0.0	0.1	7.9	1.0
Impairment of tangible and other intangible assets	4.1	0.0	11.2	0.0	15.3	17.5
Total adjustments to EBITDA	26.4	20.8	35.4	12.9	95.5	105.6
Adjusted EBITDA	127.0	156.1	233.3	110.6	627.0	286.5
Operating Segments
Segment Reporting Information [Line Items]
Adjusted EBITDA	142.5	160.5	242.8	123.8	669.6	328.1
Operating Segments | Live and Historical Racing
Segment Reporting Information [Line Items]
Adjusted EBITDA	30.6	27.7	98.4	18.3	175.0	39.1
Operating Segments | TwinSpires
Segment Reporting Information [Line Items]
Adjusted EBITDA	12.9	22.1	24.6	23.1	82.7	115.9
Operating Segments | Gaming
Segment Reporting Information [Line Items]
Adjusted EBITDA	99.0	110.7	119.8	82.4	411.9	173.1
All Other
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ (15.5)	$ (4.4)	$ (9.5)	$ (13.2)	$ (42.6)	$ (41.6)